Long-Term Deposit (Tables)	12 Months Ended
Mar. 31, 2025
Long-Term Deposit [Abstract]
Schedule of Long-term Deposit

Long-term deposit consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Deposit made for acquisition	$8,268,221	$8,309,904
Less: offset of deposit	(7,267,770)	8,309,904
Less: allowance for impairment	(1,000,451)	-
Total Long-term deposit, net	$-	$8,309,904